SUPPLEMENT DATED SEPTEMBER 30, 2010
TO
PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are currently available under your Contract.

Effective November 15, 2010, the following Funds will no longer be available as investment options under your Contract:

Rydex Financial Services Fund
Rydex Health Care Fund
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Growth Opportunities Portfolio

Therefore, as of this date, you will not be permitted to make any payments or transfers into the Funds and all references to the Funds are deleted from each of the prospectuses listed above.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

All Star Fund Closings (US)                                                              9/2010